Leases-Maturity analysis - Summary of contractual undiscounted cash flows (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	€ 22,616	€ 19,236
Less than one year
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	7,536	5,746
One to five years
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	14,961	13,336
More than five years
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	€ 119	€ 154